Certnas 1-33434

13000973

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
APR 16 2013
Washington, DC 20549

By Electronic Mail

April 16, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 16, 2013 The Nasdaq Stock Market (the "Exchange") received from Credit Suisse AG (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Exchange Traded Notes (ETNs) due April 21, 2033 Linked to the Performance of the Credit Suisse NASDAQ Silver FLOWS™ 106 Index

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery